FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL STATEMENT SCHEDULE I [Abstract]
Follow-on equity offering, issuance costs	$ 2,033,041	$ 3,375,553